Note 4 - Securities (Details Textual) - CAD ($) $ in Thousands	Jan. 31, 2026	Nov. 01, 2025	Oct. 31, 2025	Jan. 31, 2025
Statement Line Items [Line Items]
Government debt instruments held	$ 101,276	$ 80,900	$ 80,923	$ 158,546
US Treasury Bills [Member]
Statement Line Items [Line Items]
Government debt instruments held	91,700
Government of Canada Bond [Member]
Statement Line Items [Line Items]
Government debt instruments held	2,100
Other debt instruments held [member]
Statement Line Items [Line Items]
Government debt instruments held	$ 7,500